Corporate Information	2 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Mar. 31, 2024
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Corporate Information

1.	Corporate Information

Business Description

ALPS Global Holding Pubco (the “Company”) is a private limited liability company incorporated and domiciled in Cayman Islands. The registered office of the Company is located at 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9009, Cayman Islands.

The Company was incorporated on 14 May 2024 and is principally engaged in the business of investment holding.

Alps Global Holding Berhad [Member]
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Corporate Information

1.	Corporate Information

Business Description

ALPS Global Holding Berhad (the “Company”) is a private limited liability company incorporated and domiciled in Malaysia. The registered office of the Company is located at Unit 20-5, Level 20, Q Sentral, 2A Jalan Stesen Sentral 2, Kuala Lumpur Sentral, 50470 Kuala Lumpur, Wilayah Persekutuan Kuala Lumpur, Malaysia. The principal place of business is at Unit E-18-01 & E-18-02, Level 18, Icon Tower (East), No 1 Jalan 1/68F, Jalan Tun Razak, 50400 Kuala Lumpur, Wilayah Persekutuan Kuala Lumpur, Malaysia.

The principal activities of the Company and its subsidiaries (together referred to as the Group) are involving in the business of research and development (including stem cell) in all kinds of biotechnology related business, invest and manage business such as health and beauty centre, medical centre as well as acting as an investment holding company.

These consolidated financial statements comprise the results of the Group.

Restatement of Current Year Consolidated Financial Statements

The Group identified certain misstatements in the consolidated statement of financial position and the consolidated statement of cash flows. These adjustments were made to reflect the classification of the investment in unquoted shares and the recognition of the patent license agreement in intangible assets. The effects of these restatements on the financial statements are disclosed in Note 32.

Alps Life Science Inc [Member]
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Corporate Information

1.	Corporate Information

Business Description

Alps Life Sciences Inc (the “Company”) is a private limited liability company incorporated and domiciled in Cayman Islands. The registered office of the Company is located at 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9009, Cayman Islands.

The Company was incorporated on 11 April 2024 and is principally engaged in the business of investment holding.